Document and Entity Information	Nov. 04, 2022
Document And Entity Information [Line Items]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001826058
Document Type	8-K
Document Period End Date	Nov. 04, 2022
Entity Registrant Name	Mason Industrial Technology, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39955
Entity Tax Identification Number	85-2856616
Entity Address, Address Line One	110 E. 59th Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	771-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class Acommon stock and one-third of one redeemable warrant
Trading Symbol	MIT.U
Security Exchange Name	NYSE
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	MIT
Security Exchange Name	NYSE
Class A Common Stock And Public Warrants [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	MIT.W
Security Exchange Name	NYSE